FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	$ 61
Balance, beginning of year	55	$ 61
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,474	1,382
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	61	59
Allowance for doubtful accounts expense	201	179
Net use	(207)	(177)
Recoveries	17	0
Balance, beginning of year	55	61
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	970	894
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	300	303
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	100	113
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104	72
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 477	$ 489